S000043269 [Member] Investment Objectives and Goals - AB Tax-Aware Fixed Income Opportunities Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TAX-AWARE AB Tax-Aware Fixed Income Opportunities Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Fund is to seek to maximize after-tax return and income.